Fair Value Measurement - Summary of By Level Within Fair Value Hierarchy, Plan's Assets Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,239,194,835	$ 2,002,495,932
Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,220,829,081	651,401,086
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	89,127	105,409
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	423,577,200	808,872,959
Participant Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	201,060,562	175,264,994
BAT American Depository Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	147,840,765	99,635,022
Fidelity Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,702,938	1,652,804
BAT Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	150,543,703	101,287,826
Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	243,095,162	265,563,658
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	775,270,592	1,085,531,188
Level 1 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	89,127	105,409
Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	423,577,200	808,872,959
Level 1 | Participant Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	201,060,562	175,264,994
Level 1 | BAT American Depository Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	147,840,765	99,635,022
Level 1 | Fidelity Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,702,938	1,652,804
Level 1 | BAT Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	150,543,703	101,287,826
Level 1 | Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,463,924,243	916,964,744
Level 2 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,220,829,081	651,401,086
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Participant Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | BAT American Depository Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Fidelity Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | BAT Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	243,095,162	265,563,658
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Participant Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | BAT American Depository Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Fidelity Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | BAT Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0